Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 33,364	$ 33,330
Net (loss) / gain from fair value adjustment (Note 8)	(23,375)	10,620
Exchange difference	23,553	(10,586)
Investment property, end of period	33,542	33,364
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,364
Investment property, end of period	33,542	33,364
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,364
Investment property, end of period	$ 33,542	$ 33,364